Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 255,073	$ 149,025	$ 116,058
Cost of revenue	(151,271)	(98,478)	(72,690)
Operating expenses	(129,619)	(65,802)	(120,607)
Loss before tax and finance income and expense	(25,817)	(15,255)	(77,239)
Finance income	375	631	256
Finance expense	(567)	(266)	(198)
Other income	3,119
Loss before income tax	(22,890)	(14,890)	(77,181)
Income tax recovery	9,015	861	1,654
Loss from continuing operations	(13,875)	(14,029)	(75,527)
Loss from discontinued operations, net of tax		(4,761)	(16,726)
Loss for the year	$ (13,875)	$ (18,790)	$ (92,253)
LOSS PER SHARE ATTRIBUTABLE TO RHYTHMONE plc
BASIC (in dollars per share)	$ (25.60)	$ (44.50)	$ (228.80)
DILUTED (in dollars per share)	(25.60)	(44.50)	(228.80)
LOSS PER SHARE FROM CONTINUING OPERATIONS
BASIC (in dollars per share)	(25.60)	(33.20)	(187.30)
DILUTED (in dollars per share)	$ (25.60)	$ (33.20)	$ (187.30)